Note 29 - Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Borrowings, interest rate	8.50%
Total borrowings	$ 19,267,000	$ 18,385,000	$ 20,255,000
Directors' remuneration expense	$ 611,000	1,131,000	1,705,000
Number of Instruments, Convertible Loan Notes Outstanding	2,473,367
Number of convertible preference shares outstanding	2,473,367
Reserve of equity component of convertible instruments	$ 26,090,000	25,072,000	25,072,000
Related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, interest rate	8.50%
Noncurrent related party loans with Arowana International Limited [member]
Statement Line Items [Line Items]
Borrowings, Periodic Payment	$ 75,000
Total borrowings	18,242,636	18,992,636	18,992,636
Notes payable to Arowana Australasian Special Situations 1A Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 4,590,582
Number of Instruments, Convertible Loan Notes Outstanding	666,666
Notes payable to Arowana Australasian Special Situations 1B Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 4,590,589
Number of Instruments, Convertible Loan Notes Outstanding	666,667
Notes payable to Arowana Australasian Special Situations 1C Pty Ltd [member]
Statement Line Items [Line Items]
Total borrowings	$ 4,590,589
Number of Instruments, Convertible Loan Notes Outstanding	666,667
Convertible loan notes payable to Panage Group Trust [member]
Statement Line Items [Line Items]
Total borrowings	$ 29,422
Interest paid	$ 1,605
Arowana International Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interests held by shareholder	60.30%
Non-executive directors fees	$ 254,084
Chief financial officer, fees	293,972
Annual salary for director, recharged to related party	158,408
Third-party fees charged by related party	0
Interest paid	713,286
Dividends paid	305,694
Arowana International Limited [member] | Annual salary for former director, recharged to related party [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	0	242,915	121,046
Arowana International Limited [member] | Directors fees for Kevin Chin [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	47,990	42,188	0
Arowana International Limited [member] | Monthly fees for chief financial officer [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	32,657	80,026	0
Arowana International Limited [member] | Cost incurred by Arowana on behalf of VivoPower [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	1,268,670	$ 1,802,003	$ 0
Former director, Gary Hui [Member]
Statement Line Items [Line Items]
Directors' remuneration expense	$ 219,334
Arowana Australasian Special Situations 1A Pty Ltd [member]
Statement Line Items [Line Items]
Number of convertible preference shares outstanding	388,889
Reserve of equity component of convertible instruments	$ 1,183,123
Arowana Australasian Special Situations 1B Pty Ltd [member]
Statement Line Items [Line Items]
Number of convertible preference shares outstanding	388,889
Reserve of equity component of convertible instruments	$ 1,183,123
Arowana Australasian Special Situations 1C Pty Ltd [member]
Statement Line Items [Line Items]
Number of convertible preference shares outstanding	388,889
Reserve of equity component of convertible instruments	$ 1,183,123
Arowana Australasian Special Situations Fund 1 Pty Limited [member]
Statement Line Items [Line Items]
Number of convertible preference shares outstanding	833,333
Reserve of equity component of convertible instruments	$ 2,535,261
Panaga Group Trust [member]
Statement Line Items [Line Items]
Dividends paid	$ 688
Number of convertible preference shares outstanding	4,500
Reserve of equity component of convertible instruments	$ 13,020